ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Components of Accounts Receivable, Net
Components of accounts receivable, net are as follows:

	December 31,
	2019	2018
Hotel	$1,104	$1,420
Other	1,258	1,252

Sub-total	2,362	2,672
Less: allowances for doubtful debts	(965)	(960)

	$1,397	$1,712